Patents and software - Paragraphs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Patents and software
Impairment recognized on intangible assets	€ 0	€ 0
Amount of intangible asset	2,655	2,757	€ 2,673
Cash paid to acquire intangible assets	141	344	214
Chief Executive Officer
Patents and software
Cash paid to acquire intangible assets	90	270	180
Gross Carrying Amount [Member]
Patents and software
Amount of intangible asset	€ 3,772	3,684	€ 3,412
Patents rights acquired from the Company's CEO
Patents and software
Amortization period	19 years
Patents rights acquired from the Company's CEO | Gross Carrying Amount [Member]
Patents and software
Amount of intangible asset	€ 1,440	€ 1,350